Material Accounting Policy Information - Disclosure of estimated useful life of property, plant, and equipment (Details)	12 Months Ended
Mar. 31, 2026
Computers [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Description of estimated lives, property, plant and equipment	3 years, straight line method
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Description of estimated lives, property, plant and equipment	7 years, straight line method
Automobiles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Description of estimated lives, property, plant and equipment	5-10 years, straight line method
Demonstration Electric Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Description of estimated lives, property, plant and equipment	5-12 years, straight line method
Tools and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Description of estimated lives, property, plant and equipment	3 years, straight line method
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Description of estimated lives, property, plant and equipment	Straight line over the lesser of the term of the lease or economic life